Premises, Equipment And Leases (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Abstract]
Maximum duration of noncancelable operating leases, time period	30 years
Gain/(loss) on sale of properties, before applicable income taxes	$ (0.3)	$ 3.4